Revenue Recognition - Estimated revenue (Details) ¥ in Thousands	Dec. 31, 2024 JPY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
2025	¥ 53,483
2026	18,721
2027	12,159
2028	4,265
2029	1,367
2030 and thereafter	403
Total remaining revenue performance obligation	¥ 90,398
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Performance obligation satisfaction period